Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Ordinary shares, par value	$ 0.0012	$ 0.0012	$ 0.0012
Ordinary shares, authorized	40,000,000	40,000,000	40,000,000
Ordinary shares, issued	21,000,000	21,000,000	21,000,000
Ordinary shares, outstanding	21,000,000	21,000,000	21,000,000